Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Apr. 25, 2014	Apr. 26, 2013
Statement Of Financial Position [Abstract]
Allowances for accounts receivable	$ 115	$ 98
Preferred stock, par value	$ 1.00	$ 1.00
Preferred stock, shares authorized	2,500,000	2,500,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	1,600,000,000	1,600,000,000
Common stock, shares issued	998,999,125	1,016,014,005
Common stock, shares outstanding	998,999,125	1,016,014,005